Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net income	$ 634,139	$ 703,696	$ 498,735
Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	7,906	(20,305)	936
Unrealized gain on cash flow hedging instruments	0	0	70
Reclassification of loss on cash flow hedging instruments into earnings	0	0	219
Other comprehensive income (loss)	7,906	(20,305)	1,225
Comprehensive income	642,045	683,391	499,960
Less: comprehensive income attributable to non-controlling interest	100,329	95,758	80,324
Comprehensive income attributable to Watsco, Inc.	$ 541,716	$ 587,633	$ 419,636